Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL SHORT-TERM BOND FUND

SUPPLEMENT DATED NOVEMBER 27, 2013 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED FEBRUARY 1, 2013, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Class A, Class B and Class C Shares Prospectus and Institutional and Class R Shares Prospectus and Statement of Additional Information, each dated February 1, 2013, as amended, with respect to the Sterling Capital Short-Term Bond Fund.

Change in Fund Name

Effective immediately, the Sterling Capital Short-Term Bond Fund will be renamed the Sterling Capital Short Duration Bond Fund (the "Fund"). All references in the Prospectus to the Sterling Capital Short-Term Bond Fund should be construed to refer to the Fund.

Change in Investment Strategies

Effective immediately, the second paragraph of the "Principal Strategy" section of the Fund will be replaced with the following:

Principal Strategy

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as "high yield" or "junk" bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years.

STERLING CAPITAL SHORT-TERM BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL SHORT-TERM BOND FUND

SUPPLEMENT DATED NOVEMBER 27, 2013 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED FEBRUARY 1, 2013, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds' Class A, Class B and Class C Shares Prospectus and Institutional and Class R Shares Prospectus and Statement of Additional Information, each dated February 1, 2013, as amended, with respect to the Sterling Capital Short-Term Bond Fund.

Change in Fund Name

Effective immediately, the Sterling Capital Short-Term Bond Fund will be renamed the Sterling Capital Short Duration Bond Fund (the "Fund"). All references in the Prospectus to the Sterling Capital Short-Term Bond Fund should be construed to refer to the Fund.

Change in Investment Strategies

Effective immediately, the second paragraph of the "Principal Strategy" section of the Fund will be replaced with the following:

Principal Strategy

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as "high yield" or "junk" bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years.